Significant Accounting Policies - Schedule of Net Income Per Share Presented in the Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Redeemable Shares [Member]
Numerators:
Allocation of net income	$ 22,890	$ 894,324
Denominators:
Basic weighted average shares outstanding	635,343	5,379,201
Diluted weighted average shares outstanding	635,343	5,379,201
Basic net income per share	$ 0.04	$ 0.17
Diluted net income per share	$ 0.04	$ 0.17
Non Redeemable Shares [Member]
Numerators:
Allocation of net income	$ 115,956	$ 535,095
Denominators:
Basic weighted average shares outstanding	3,218,499	3,218,499
Diluted weighted average shares outstanding	3,218,499	3,218,499
Basic net income per share	$ 0.04	$ 0.17
Diluted net income per share	$ 0.04	$ 0.17